Research Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Research Agreements
Research Agreements

12. Research Agreements

On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the “Work Statement”) under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the “Clinical Study”) of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

In December 2011, the Company entered into an amendment to the Work Statement, or the First Amendment. Pursuant to the original terms of the Work Statement, the study was to be conducted in 10 countries at a specified number of sites within each country. The terms of the First Amendment provide for two additional countries (the United States and India) in which the study will be conducted, specify a certain number of sites within each such additional country for the conduct of the study, and amend various terms and provisions of the Work Statement to reflect the addition of such countries and sites within the study’s parameters. Payments to be made by the Company to Nordic under the First Amendment in connection with the conduct of the study in such additional countries are denominated in both euros and U.S. dollars and total up to both €717,700 ($909,182) and $289,663, respectively, for the 15 additional study sites in India contemplated by the First Amendment and up to both €1.2 million ($1.5 million) and $143,369, respectively, for the five additional study sites in the United States contemplated by the First Amendment.

In June 2012, the Company entered into a second amendment to the Work Statement, or the Second Amendment. Pursuant to the original terms of the Work Statement, as amended by the First Amendment, the study was to be conducted in 12 countries at a specified number of sites within each country. The terms of the Second Amendment (i) increase the overall number of sites by adding sites in Europe, Brazil and Argentina and removing other sites, (ii) specify a certain number of sites within each country for the conduct of the study, and (iii) amend various terms and provisions of the Work Statement to reflect additional services provided at existing sites and the addition of the new study sites within the study’s parameters. The Second Amendment also provided that cash payments to Nordic under the Clinical Trial Services Agreement as well as the payment of shares of Series A-6 under the related Stock Issuance Agreement shall each be reduced by an amount of €11,941 ($15,127) per subject for any subjects enrolled in India or the United States. Such reductions shall be applied in pro rata monthly installments. Payments to be made by the Company to Nordic under the Second Amendment in connection with the extra services provided at existing sites and the conduct of the study at the new study sites are denominated in both euros and U.S. dollars and total €3.7 million ($4.7 million) and $205,540, respectively.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement, as amended on December 9, 2011 and June 18, 2012, provides for a total of up to approximately €41.2 million ($52.1 million) of euro-denominated payments and a total of up to approximately $3.2 million of U.S. dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, as amended, Nordic agreed to purchase the equivalent of €371,864 of Series A-5 Preferred Stock at $8.142 per share, and the Company sold 64,430 shares of Series A-5 to Nordic on May 17, 2011 for proceeds of $525,154 to the Former Operating Company. These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, or shares of common stock if the Company’s preferred stock has been automatically converted in accordance with its amended certificate of incorporation, having an aggregate value of up to €36.8 million ($46.6 million), or the Series A-5 Accruing Dividend. This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company’s amended Certificate of Incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last business day of each calendar quarter (each, an “Accrual Date”), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36.8 million ($46.6 million) minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study. To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million ($46.6 million) to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (i) the fair market value as of the applicable Accrual Date and (ii) $8.142 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company’s board of directors, who are required to do so upon Nordic’s request, or upon an event of sale. During the three months ended March 31, 2012, additional information became available that required the Company to update the estimated period it will take to complete the Clinical Study, which is part of the calculation of the Applicable Quarterly Amount, as described above.  The estimated period that it will take to complete the Clinical Study was updated from a total of 11 calendar quarters as of December 31, 2011 to a total of 13 calendar quarters as of March 31, 2012.  Such change in the number of calendar quarters it will take to complete the Clinical Study resulted in a lower number of shares due to Nordic at the end of the quarter ended March 31, 2012 and June 30, 2012 and will result in a lower number of shares due to Nordic at the end of future quarters through the end of the Clinical Study and does not impact the Statement of Operations. As of June 30, 2012, 244,834 shares of Series A-6 are due to Nordic, or after the automatic conversion into common stock of the Company’s convertible preferred stock, 2,448,340 shares of common stock.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company’s Balance Sheet. As of June 30, 2012, the fair value of the liability was $17.5 million based upon the fair value of the Series A-6 as determined using PWERM (Note 6). Changes in the fair value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded $6.9 million and $11.8 million of research and development expense in the three- and six-month periods ended June 30, 2012 for per patient costs incurred for patients that had enrolled in the Clinical Study as of June 30, 2012. As of June 30, 2012, in addition to the $17.5 million liability that is reflected in other liabilities on the Balance Sheet that will be settled in shares of Series A-6 Preferred Stock or common stock, as noted above, the Company has an asset resulting from payments to Nordic of approximately $4.6 million that is included in prepaid expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study.  Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $3.6 million and $4.9 million for pass through costs in the three- and six-month periods ended June 30, 2012.

16. Research agreements

The Company entered into a letter of intent with Nordic (the "Letter of Intent") on September 3, 2010, pursuant to which it funded preparatory work by Nordic in respect of a Phase 3 clinical study of BA058 Injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011. On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the "Work Statement") under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the "Clinical Study") of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. Dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement as amended on December 9, 2011, provides for approximately €35,819 ($46,468) of euro-denominated payments and approximately $5,289 of U.S. Dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €372 of Series A-5 Preferred Stock at $8.142 per share. 64,430 shares of Series A-5 were issued to Nordic on May 17, 2011, which generated proceeds of $525 to the Former Operating Company. These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5 through a reverse stock split.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, or shares of common stock if the Company's preferred stock has been automatically converted in accordance with its amended certificate of incorporation, having an aggregate value of up to €36,815 ($47,760), or the Series A-5 Accruing Dividend. This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last Business Day of each calendar quarter (each, an "Accrual Date"), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36,815 minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study. To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36,815 to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (i) the fair market value as of the applicable Accrual Date, and (ii) $8.142, and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company's board of directors, who are required to do so upon Nordic's request, or upon an event of sale. As of December 31, 2011, 167,518 shares of Series A-6 are due to Nordic.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company's Balance Sheet. As of December 31, 2011, the fair value of the liability was $10,470 based upon the fair value of the Series A-6 as determined using PWERM (Note 7). Changes in the value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded $10,955 of research and development expense in the year ended December 31, 2011 reflecting costs incurred for preparatory and other start-up costs to initiate the Clinical Study in April 2011. The Company recorded an additional $5,121 of research and development expense in the year ended December 31, 2011 for per patient costs incurred for patients that had enrolled in the Clinical Study as of December 31, 2011. As of December 31, 2011, in addition to the $10,470 liability that is reflected in other liabilities on the Balance Sheet that will be settled in shares of Series A-6, as noted above, the Company has an asset resulting from payments to Nordic of approximately $5,166 that is included in prepaid expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study. Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $4,987 for pass through costs in the year ended December 31, 2011.